Deferred Benefits and Gains - Summary of Deferred Benefits and Gains (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2019
Subclassifications of assets, liabilities and equities [abstract]
Leases rebates	¥ 0	¥ 47		¥ 47
Maintenance rebates	600	746		84
Gains relating to sale and leaseback	0	15		¥ 15
Government grants	222	85
Others	11	13
Deferred benefits and gains	¥ 833	¥ 906	[1]

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).